Other assets (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Other assets
Interests in associates	£ 668	£ 688
Property, plant and equipment	4,227	4,240
Pension schemes in net surplus	201	318
Prepayments	350	340
Accrued income	292	327
Tax recoverable	49	279
Deferred tax	1,894	2,178
Acceptances	575	237
Other	504	569
Other assets	£ 8,760	9,176
Freehold buildings and long leaseholds
Other assets
Useful life measured as period of time, property, plant and equipment	50 years
Short leaseholds for unexpired period of lease and property adaption costs | Maximum
Other assets
Useful life measured as period of time, property, plant and equipment	15 years
Short leaseholds for unexpired period of lease and property adaption costs | Minimum
Other assets
Useful life measured as period of time, property, plant and equipment	10 years
Computers equipment | Maximum
Other assets
Useful life measured as period of time, property, plant and equipment	5 years
Other equipment | Maximum
Other assets
Useful life measured as period of time, property, plant and equipment	15 years
Other equipment | Minimum
Other assets
Useful life measured as period of time, property, plant and equipment	4 years
Business Growth Fund
Other assets
Interests in associates	£ 658	£ 677